UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C.  20549

				     FORM 13F

				FORM 13 F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31, 1999

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  [ ] IS A RESTATEMENT.
				   [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:           SCI CAPITAL MANAGEMENT, INC.
ADDRESS:        200 SECOND AVE. SE
		CEDAR RAPIDS, IA  52401

13F FILE NUMBER:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Kathleen R. Krapfl
Title:          Compliance Officer
Phone           319-368-2668
Signature, Place, and Date of Signing:

  Kathleen R. Krapfl    Cedar Rapids, Iowa      May 7, 1999

Report Type  (Check only one.):

[x]             13F HOLDINGS REPORT.

[ ]             13F NOTICE.

[ ]             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         35

Form 13F Information Table Value Total:         $160789


List of Other Included Managers:

None

								  FORM 13F INFORMATION TABLE
							   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
	NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     5676   121241 SH       SOLE                    20670            100571
Albertson's Inc                COM              013104104     4712    86550 SH       SOLE                    15768             70782
Bank One Corporation           COM              06423a103     4571    83011 SH       SOLE                    14552             68459
Bankamerica Corp Com           COM              060505104     4418    62558 SH       SOLE                    10828             51730
Becton Dickinson & Co          COM              075887109     5289   138057 SH       SOLE                    24418            113639
Bergen Brunswig Corp           COM              083739102     5889   294462 SH       SOLE                    51857            242605
Bristol Myers Squibb           COM              110122108     7040   109779 SH       SOLE                    18042             91737
Campbell Soup Co               COM              134429109     3606    88636 SH       SOLE                    15425             73211
Carnival Corp                  COM              143658102     5119   105418 SH       SOLE                    17756             87662
Chase Manhattan New            COM              16161A108     5609    68932 SH       SOLE                    11062             57870
Chevron Corporation            COM              166751107     4051    45640 SH       SOLE                     7175             38465
Cisco Systems                  COM              17275R102      212     1936 SH       SOLE                       50              1886
Citigroup Inc                  COM              172967101     3982    62346 SH       SOLE                    11997             50349
Compaq Computer Corp           COM              204493100     5894   185992 SH       SOLE                    27103            158889
Computer Assoc Intl            COM              204912109     4329   121737 SH       SOLE                    21026            100711
Conagra Inc                    COM              205887102     3417   133343 SH       SOLE                    24500            108843
Crane Co                       COM              224399105     3129   129357 SH       SOLE                    24553            104804
Fannie Mae                     COM              313586109     5761    83195 SH       SOLE                    14020             69175
Freddie Mac                    COM              313400301      884    15417 SH       SOLE                     1508             13909
Gannett Co                     COM              364730101     4190    66510 SH       SOLE                    11284             55226
General Elec Co                COM              369604103     6640    60021 SH       SOLE                    10505             49516
Honeywell Inc                  COM              438506107     3896    51394 SH       SOLE                     8775             42619
Ingram Micro Inc               COM              457153104     3105   136105 SH       SOLE                    22650            113455
Intel Corp                     COM              458140100     7388    62151 SH       SOLE                     9743             52408
Lucent Technologies            COM              549463107     3922    36311 SH       SOLE                     6180             30131
MCI Worldcom Inc               COM              55268b106     7527    84987 SH       SOLE                    13410             71577
McKesson HBOC Inc              COM              58155q103     5092    77150 SH       SOLE                    13075             64075
Mercantile Bancorportn         COM              587342106     1494    31459 SH       SOLE                     4200             27259
Microsoft Corp                 COM              594918104      251     2806 SH       SOLE                       70              2736
Pepsico Inc                    COM              713448108     4353   111091 SH       SOLE                    18419             92672
Saks Inc                       COM              79377W108     2525    97115 SH       SOLE                    22075             75040
Schering Plough Corp           COM              806605101     4251    76950 SH       SOLE                     6650             70300
Service Corp Intl              COM              817565104     3715   260698 SH       SOLE                    48487            212211
Sun Microsystems Inc           COM              866810104    12415    99273 SH       SOLE                    15108             84165
Tellabs Inc                    COM              879664100     6436    65844 SH       SOLE                    11161             54683